Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Total debts outstanding are as follows (table excludes the bank line of credit as discussed in Note 11 Bank Line of Credit and advances and other loans from stockholders as discussed in Note 12 Loans Payable to Stockholders):

	March 31, 2016	December 31, 2015
Note Payable to the WVDO (a)	$92,873	$100,656
Note Payable to the WVEDA (b)	143,312	143,312
Note Payable to the WVIJDC (c)	139,229	139,229
Note Payable to the WVEDA (b)	572,148	572,148
Note Payable to the WVIJDC (c)	581,987	581,987
Note Payable to the WVJITB	290,000	290,000
Note Payable to the WVJITB	300,000	300,000
Note Payable to the WVEDA (b)	168,362	168,362
Convertible Debentures	655,000	–
Capital leases	676,406	754,058
Total	3,619,317	3,049,752
Less: current portion	(1,811,381)	(1,323,594)
Less: unamortized discount	(129,516)	–
Less: debt issuance costs	(65,000)	–
Long-term portion	$1,613,420	$1,726,158

(a)	West Virginia Development Office
(b)	West Virginia Economic Development Authority
(c)	West Virginia Infrastructure and Jobs Development Council

Total debts outstanding are as follows:

		December 31, 2015	December 31, 2014
1)	Note Payable to the WVDO	$100,656	$99,365
2)	Note Payable to the WVEDA	143,312	141,369
3)	Note Payable to the WVIJDC	139,229	139,128
4)	Note Payable to the WVEDA	572,148	617,767
5)	Note Payable to the WVIJDC	581,987	630,738
6)	Note Payable to the WVJITB	290,000	290,000
7)	Note Payable to the WVJITB	300,000	300,000
8)	Note Payable to the WVHTCF	-	69,888
9)	Note Payable to the WVEDA	168,362	166,258
10)	Convertible Debenture	-	-
11)	Capital leases	754,058	820,524
	Total	3,049,752	3,275,037
	Less: current portion	(1,323,594)	(1,457,800)
	Long-term portion	$1,726,158	$1,817,237

Schedule of Maturities of Long-term Debt [Table Text Block]
Future required minimum principal repayments over the next five years are as follows (table excludes the bank line of credit as discussed in Note 11 Bank Line of Credit and advances and other loans from stockholders as discussed in Note 12 Loans Payable to Stockholders):

Future Required Minimum
Year Ended December 31, 2015	Principal Payments
2016	$1,879,047
2017	584,815
2018	378,115
2019	299,132
2020 and thereafter	478,208
Total	$3,619,317

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2016	1,323,594
2017	577,102
2018	371,716
2019	299,132
2020 & Thereafter	478,208
Total	$3,049,752